Principles of Consolidation, Investments in Subsidiaries, Acquisitions Under Approval and Business Combination - Consolidated information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of principles of consolidation [line items]
Net revenue from sales and services		R$ 80,007,676
Operating income		2,760,458
Net income for the year		R$ 1,507,074
Earnings per share basic - whole R$ (see Note 31)		R$ 1.3911
Earnings per share diluted - whole R$ (see Note 31)		R$ 1.3812
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Summary of principles of consolidation [line items]
Net revenue from sales and services	R$ 90,697,983
Operating income	1,899,481
Net income for the year	R$ 1,132,468
Earnings per share basic - whole R$ (see Note 31)	R$ 1.0613
Earnings per share diluted - whole R$ (see Note 31)	R$ 1.0543